Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Net loss	$ (931,779)	$ (801,667)	$ (1,012,951)	$ (906,396)	$ (1,733,446)	$ (1,919,347)	$ (3,700,683)	$ (3,908,551)
Cash in operations					(1,569,982)	(1,242,654)	(3,224,498)	(3,497,622)
Accumulated deficit	(12,605,257)				(12,605,257)		(10,871,811)	(7,171,128)
Working capital	6,405,949				6,405,949		6,905,568
Federal deposit insurance corporation	250,000				250,000		250,000
Securities investor protection corporation	250,000				250,000		250,000
Penalty paid						166,034	166,034
Unrealized loss on short-term investments	(18,078)		(8,520)		14,253	(3,281)	(6,227)
Bad debt expense							69,600
Note receivable principal balance amount							60,000
Accrued interest receivable	9,600				9,600		9,600	6,010
Prepaid expenses and other current assets	120,288				120,288		15,970	135,894
Prepaid expenses and other assets – non-current	62,064				62,064		64,983	70,821
Research and development cost	392,824		130,719		774,889	333,632	845,092	1,286,434
Cash in operations					(1,322,582)
Unrealized loss on short-term investments	$ (18,078)		(8,520)		$ 14,253	(3,281)
Useful life	20 years				20 years
Research and Development Arrangement [Member]
Summary of Significant Accounting Policies [Line Items]
Research and development cost	$ 392,824		$ 130,719		$ 774,889	$ 333,632	845,092	1,286,434
FDIC [Member]
Summary of Significant Accounting Policies [Line Items]
Federal deposit insurance corporation	$ 3,756,000				$ 3,756,000		$ 2,805,000	$ 10,868,000